13 Taxes (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent assets, beginning	R$ 2,047,358	R$ 1,882,616
Noncurrent assets, recognized in income	(48,084)	132,578
Noncurrent assets, effects of applying new IFRS		8,474
Noncurrent assets, business combination effect	6,237	3,696
Noncurrent assets, recognized in other comprehensive income	63,444	19,994
Noncurrent assets, ending	2,068,955	2,047,358
Noncurrent liabilities, beginning	1,197,717
Noncurrent liabilities, recognized in income	154,064	1,123,754
Noncurrent liabilities, effects of applying new IFRS		64,506
Noncurrent liabilities, business combination effect	(1,026)
Noncurrent liabilities, recognized in other comprehensive income		9,457
Noncurrent liabilities, ending	1,350,755	1,197,717
Net	849,641	758,862
Total, recognized in income	(202,148)	68,072
Total, effects of applying new IFRS		8,474
Total, business combination effect	7,263	(5,761)
Total, recognized in other comprehensive income	63,444	19,994
Total	718,200	849,641
Assets presented in the Statement of Financial Position	1,011,866	1,007,061	R$ 915,492
Liabilities presented in the Statement of Financial Position	293,666	157,420	R$ (156,630)
Provisions for Legal Claims [Member]
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent assets, beginning	573,177	514,358
Noncurrent assets, recognized in income	(62,044)	55,123
Noncurrent assets, business combination effect	6,237	3,696
Noncurrent assets, ending	517,370	573,177
Post Employment Benefits [Member]
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent assets, beginning	328,685	293,611
Noncurrent assets, recognized in income	13,285	15,080
Noncurrent assets, recognized in other comprehensive income	63,444	19,994
Noncurrent assets, ending	405,414	328,685
Impairment of Assets [Member]
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent assets, beginning	328,011	310,561
Noncurrent assets, recognized in income	57,456	17,450
Noncurrent assets, ending	385,467	328,011
Provision for Energy Purchases [Member]
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent assets, beginning	154,491	156,325
Noncurrent assets, recognized in income	10,840	(1,834)
Noncurrent assets, ending	165,331	154,491
Expected Credit Losses [Member]
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent assets, beginning	114,010	113,380
Noncurrent assets, recognized in income	17,811	(6,838)
Noncurrent assets, effects of applying new IFRS		7,468
Noncurrent assets, ending	131,821	114,010
Tax Losses and Negative Tax Basis [Member]
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent assets, beginning	71,140	110,658
Noncurrent assets, recognized in income	27,102	(39,518)
Noncurrent assets, ending	98,242	71,140
Social Security Contributions - Injunction on Judicial Deposit [Member]
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent assets, beginning	67,010	60,856
Noncurrent assets, recognized in income	4,190	6,154
Noncurrent assets, ending	71,200	67,010
Concession Contracts [Member]
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent assets, beginning	53,339	48,722
Noncurrent assets, recognized in income	5,005	4,617
Noncurrent assets, ending	58,344	53,339
Noncurrent liabilities, beginning	613,658
Noncurrent liabilities, recognized in income	99,817
Noncurrent liabilities, business combination effect	(1,026)
Noncurrent liabilities, ending	712,449	613,658
Provision for Profit Sharing [Member]
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent assets, beginning	30,548	22,270
Noncurrent assets, recognized in income	21,567	8,278
Noncurrent assets, ending	52,115	30,548
Concession Contracts [Member]
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent assets, beginning	23,606	24,906
Noncurrent assets, recognized in income	(1,253)	(1,300)
Noncurrent assets, ending	22,353	23,606
Noncurrent liabilities, beginning		535,726
Noncurrent liabilities, recognized in income		68,475
Noncurrent liabilities, business combination effect		9,457
Research and Development and Energy Efficiency Programs [Member]
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent assets, beginning	155,570	129,877
Noncurrent assets, recognized in income	(137,531)	25,693
Noncurrent assets, ending	18,039	155,570
Others [Member]
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent assets, beginning		97,092
Noncurrent assets, recognized in income		49,673
Noncurrent assets, effects of applying new IFRS		1,006
Noncurrent liabilities, beginning		34,877
Noncurrent liabilities, recognized in income		851
Deemed Cost [Member]
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent liabilities, beginning	415,325	449,884
Noncurrent liabilities, recognized in income	(34,116)	(34,559)
Noncurrent liabilities, ending	381,209	415,325
Financial Instruments [Member]
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent liabilities, beginning	5,030
Noncurrent liabilities, recognized in income	65,915	5,030
Noncurrent liabilities, ending	70,945	5,030
Escrow Deposits Monetary Variation [Member]
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent liabilities, beginning	64,167	55,328
Noncurrent liabilities, recognized in income	(3,022)	8,839
Noncurrent liabilities, ending	61,145	64,167
Accelerated Depreciation [Member]
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent liabilities, beginning	32,682	26,401
Noncurrent liabilities, recognized in income	17,640	6,281
Noncurrent liabilities, ending	50,322	32,682
Transaction Cost On Borrowings and Debentures [Member]
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent liabilities, beginning	31,127	21,538
Noncurrent liabilities, recognized in income	981	9,589
Noncurrent liabilities, ending	32,108	31,127
Other [Member]
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent assets, beginning	147,771
Noncurrent assets, recognized in income	(4,512)
Noncurrent assets, ending	143,259	147,771
Noncurrent liabilities, beginning	35,728
Noncurrent liabilities, recognized in income	6,849
Noncurrent liabilities, ending	R$ 42,577	R$ 35,728